NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of exchange rates used
	December 31, 2014	December 31, 2013	December 31, 2012
Exchange rates as of the date specified for	6.1190:1 RMB to USD	6.0969:1 RMB to USD	6.2855:1 RMB to USD
the year ended on the date specified	7.7567:1 HKD to USD	7.7546:1 HKD to USD	7.7522:1 HKD to USD
Average exchange rates for the years ended	6.1443:1 RMB to USD	6.1983:1 RMB to USD	6.3114:1 RMB to USD
	7.7556:1 HKD to USD	7.7573:1 HKD to USD	7.7575:1 HKD to USD

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of earnings per share calculation
	Year ended December 31,
	2014	2013

Net income	$10,166	$11,828
Weighted average number of common shares outstanding – Basic	23,549,112	23,540,761
Stock options	291,532	265,433
Weighted average number of common shares outstanding – Diluted	23,840,644	23,806,194
Earnings per share
Basic	$0.43	$0.50
Diluted	$0.43	$0.50